Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments
Schedule of geographic segments

	2022		2021		2020
Operating revenues:
Domestic (Mexico)	US$	1,909,744	US$	1,661,927	US$	800,525
International*:
United States of America		758,609		509,976		271,899
Central America and South America		178,837		49,775		21,970
Non-derivative financial instruments		—		(21,378)		(19,408)
Total operating revenues	US$	2,847,190	US$	2,200,300	US$	1,074,986